Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, N.A., BofA Securities, Inc., BMO Capital Markets Corp., and Bank of Montreal, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2022-LP2, Commercial Mortgage Pass-Through Certificates, Series 2022-LP2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 166 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2022.

•	The phrase "Term SOFR Assumption" refers to the rate of 0.05000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 2, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-LP2 Accounting Tape Final.xlsx (provided on February 2, 2022).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Loan Agreement” refers to a draft or signed loan agreement and amendments (as applicable).
•	The phrase “Mezzanine Loan Agreement” refers to a draft or signed mezzanine loan agreement and amendments (as applicable).
•	The phrase “Reserve Guaranty” refers to a signed reserve guaranty agreement.
•	The phrase “Seismic Report” refers to a final seismic assessment document or exhibit.
•	The phrase “Title Policy” refers to a draft or signed proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 17, 2022 through February 2, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 2, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Avg. Clear Height	Underwriting File	None
14	Total NRA	Underwriting File	None
15	Unit of Measure	Underwriting File	None
16	2019 Occupancy	Underwriting File	None
17	2020 Occupancy	Underwriting File	None
18	2021 Occupancy	Underwriting File	None
19	UW Occupancy	Underwriting File	None
20	Occupancy Date	Underwriting File	None
21	Office % of NRA	Underwriting File	None
22	# of tenants	Underwriting File	None
23	WA Lease Expiration Date	Recalculation	None
24	WA Lease Term Remaining	Recalculation	None
25	Previous Securitization	Underwriting File	None
26	Ownership Interest	Title Policy	None
27	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
28	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
29	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
30	Mortgage Loan Maturity Date Balance	Recalculation	None
31	Mezzanine Loan Cut-off Date Balance	Mezzanine Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	% of Mezzanine Loan Cut-off Date Balance	Recalculation	None
33	Mezzanine Loan Maturity Date Balance	Recalculation	None
34	Total Loan Cut-off Date Balance	Recalculation	None
35	Total Loan Cut-off Date Balance per SF	Recalculation	None
36	Total Loan Maturity Balance	Recalculation	None
37	Individual As-Is Appraised Value Date	Appraisal Report	None
38	Individual As-Is Appraised Value	Appraisal Report	None
39	Individual As-Is Appraised Value per SF	Recalculation	None
40	Portfolio Appraised Value Date	Appraisal Report	None
41	Portfolio Appraised Value	Appraisal Report	None
42	Portfolio Appraised Value per SF	Recalculation	None
43	Portfolio Appraised Value Premium	Recalculation	None
44	Engineering Report Provider	Engineering Report	None
45	Engineering Report Date	Engineering Report	None
46	Environmental Report Provider	Environmental Report	None
47	Environmental Report Date	Environmental Report	None
48	Phase II Required?	Environmental Report	None
49	Seismic Zone	Engineering Report	None
50	PML %	Seismic Report	None
51	Origination Date	Loan Agreement	None
52	Assumed One-month Term SOFR	None - Company Provided	None
53	Mortgage Loan Spread	None - Company Provided	None
54	Mezzanine Loan Spread	None - Company Provided	None
55	Term SOFR Cap	Interest Rate Cap Term Sheet	None
56	Mortgage Loan Interest Rate at Term SOFR Cap	Recalculation	None
57	Mezzanine Loan Interest Rate at Term SOFR Cap	Recalculation	None
58	Term SOFR Floor	Loan Agreement	None
59	Term SOFR Lookback days	Loan Agreement	None
60	Term SOFR Cap Provider	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
61	Term SOFR Cap Provider Rating (F/M/S)	None - Company Provided	None
62	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
63	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
64	Amort Type	Loan Agreement	None
65	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
66	Mortgage Loan Annual Debt Service Payment	Recalculation	None
67	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap	Recalculation	None
68	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
69	Mezzanine Loan Monthly Debt Service Payment	Recalculation	None
70	Mezzanine Loan Annual Debt Service Payment	Recalculation	None
71	Mezzanine Loan Monthly Debt Service Payment at Term SOFR Cap	Recalculation	None
72	Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
73	Total Loan Monthly Debt Service Payment	Recalculation	None
74	Total Loan Annual Debt Service Payment	Recalculation	None
75	Total Loan Monthly Debt Service Payment at Term SOFR Cap	Recalculation	None
76	Total Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
77	Grace Period	Loan Agreement	None
78	First Loan Payment Date	Loan Agreement	None
79	Seasoning	Recalculation	None
80	Original Term to Maturity (Months)	Recalculation	None
81	Remaining Term to Maturity (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
82	Original Amortization Term (Months)	Not Applicable*	None
83	Remaining Amortization Term (Months)	Not Applicable*	None
84	Original IO Term (Months)	Loan Agreement	None
85	Remaining IO Term (Months)	Recalculation	None
86	Initial Maturity Date	Loan Agreement	None
87	Floating Rate Component Extensions	Loan Agreement	None
88	Fully Extended Maturity Date	Loan Agreement	None
89	Lockbox	Loan Agreement	None
90	Cash Management Type	Loan Agreement	None
91	Cash Management Trigger	Loan Agreement	None
92	Administrative Fee Rate (%)	Fee Schedule	None
93	Floating Rate Component Prepayment Provision	Loan Agreement	None
94	Partial Release Allowed?	Loan Agreement	None
95	Property Release Description	Loan Agreement	None
96	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
97	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
98	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
99	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
100	Total Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
101	Total Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
102	Total Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
103	Total Loan Balloon LTV (Portfolio Value)	Recalculation	None
104	Mortgage Loan UW NOI Debt Yield	Recalculation	None
105	Mortgage Loan UW NCF Debt Yield	Recalculation	None
106	Mortgage Loan UW NOI DSCR	Recalculation	None
107	Mortgage Loan UW NCF DSCR	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
108	Mortgage Loan UW NOI DSCR at SOFR Cap	Recalculation	None
109	Mortgage Loan UW NCF DSCR at SOFR Cap	Recalculation	None
110	Total Loan UW NOI Debt Yield	Recalculation	None
111	Total Loan UW NCF Debt Yield	Recalculation	None
112	Total Loan UW NOI DSCR	Recalculation	None
113	Total Loan UW NCF DSCR	Recalculation	None
114	Total Loan UW NOI DSCR at SOFR Cap	Recalculation	None
115	Total Loan UW NCF DSCR at SOFR Cap	Recalculation	None
116	Initial Tax Escrow	Loan Agreement	None
117	Ongoing Tax Escrow Monthly	Loan Agreement	None
118	Tax Escrow Springing Conditions	Loan Agreement	None
119	Initial Insurance Escrow	Loan Agreement	None
120	Ongoing Insurance Escrow Monthly	Loan Agreement	None
121	Insurance Escrow Springing Conditions	Loan Agreement	None
122	Initial Immediate Repairs Escrow	Loan Agreement	None
123	Initial Cap Ex Escrow	Loan Agreement	None
124	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
125	Cap Ex Escrow Springing Conditions	Loan Agreement	None
126	Initial TI/LC Escrow	Loan Agreement	None
127	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
128	TI/LC Escrow Springing Conditions	Loan Agreement	None
129	Initial Other Escrow	Loan Agreement, Reserve Guaranty	None
130	Ongoing Other Escrow Monthly	Loan Agreement	None
131	Ongoing Other Escrow Springing Condition	Loan Agreement	None
132	Other Escrow Description	Loan Agreement, Reserve Guaranty	None
133	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
134	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
135	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
136	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
137	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
138	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
139	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
140	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
141	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
142	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
143	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
144	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
145	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
146	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
147	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
148	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
149	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
150	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
151	Base Rent 2019	Underwriting File	$1.00
152	Base Rent 2020	Underwriting File	$1.00
153	Base Rent TTM Nov 2021	Underwriting File	$1.00
154	Base Rent Yr 1	Underwriting File	$1.00
155	Base Rent UW (In-Place)	Underwriting File	$1.00
156	Potential Income from Vacant Space 2019	Underwriting File	$1.00
157	Potential Income from Vacant Space 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
158	Potential Income from Vacant Space TTM Nov 2021	Underwriting File	$1.00
159	Potential Income from Vacant Space Yr 1	Underwriting File	$1.00
160	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
161	Concessions 2019	Underwriting File	$1.00
162	Concessions 2020	Underwriting File	$1.00
163	Concessions TTM Nov 2021	Underwriting File	$1.00
164	Concessions Yr 1	Underwriting File	$1.00
165	Concessions UW (In-Place)	Underwriting File	$1.00
166	Rent Steps 2019	Underwriting File	$1.00
167	Rent Steps 2020	Underwriting File	$1.00
168	Rent Steps TTM Nov 2021	Underwriting File	$1.00
169	Rent Steps Yr 1	Underwriting File	$1.00
170	Rent Steps UW (In-Place)	Underwriting File	$1.00
171	Recoveries 2019	Underwriting File	$1.00
172	Recoveries 2020	Underwriting File	$1.00
173	Recoveries TTM Nov 2021	Underwriting File	$1.00
174	Recoveries Yr 1	Underwriting File	$1.00
175	Recoveries UW (In-Place)	Underwriting File	$1.00
176	Gross Potential Revenue 2019	Underwriting File	$1.00
177	Gross Potential Revenue 2020	Underwriting File	$1.00
178	Gross Potential Revenue TTM Nov 2021	Underwriting File	$1.00
179	Gross Potential Revenue Yr 1	Underwriting File	$1.00
180	Gross Potential Revenue UW (In-Place)	Underwriting File	$1.00
181	Economic Vacancy, Credit Loss 2019	Underwriting File	$1.00
182	Economic Vacancy, Credit Loss 2020	Underwriting File	$1.00
183	Economic Vacancy, Credit Loss TTM Nov 2021	Underwriting File	$1.00
184	Economic Vacancy, Credit Loss Yr 1	Underwriting File	$1.00
185	Economic Vacancy, Credit Loss UW (In-Place)	Underwriting File	$1.00
186	Other Income 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
187	Other Income 2020	Underwriting File	$1.00
188	Other Income TTM Nov 2021	Underwriting File	$1.00
189	Other Income Yr 1	Underwriting File	$1.00
190	Other Income UW (In-Place)	Underwriting File	$1.00
191	Effective Gross Income 2019	Underwriting File	$1.00
192	Effective Gross Income 2020	Underwriting File	$1.00
193	Effective Gross Income TTM Nov 2021	Underwriting File	$1.00
194	Effective Gross Income Yr 1	Underwriting File	$1.00
195	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
196	Management Fee 2019	Underwriting File	$1.00
197	Management Fee 2020	Underwriting File	$1.00
198	Management Fee TTM Nov 2021	Underwriting File	$1.00
199	Management Fee Yr 1	Underwriting File	$1.00
200	Management Fee UW (In-Place)	Underwriting File	$1.00
201	Utilities 2019	Underwriting File	$1.00
202	Utilities 2020	Underwriting File	$1.00
203	Utilities TTM Nov 2021	Underwriting File	$1.00
204	Utilities Yr 1	Underwriting File	$1.00
205	Utilities UW (In-Place)	Underwriting File	$1.00
206	CAM/R&M 2019	Underwriting File	$1.00
207	CAM/R&M 2020	Underwriting File	$1.00
208	CAM/R&M TTM Nov 2021	Underwriting File	$1.00
209	CAM/R&M Yr 1	Underwriting File	$1.00
210	CAM/R&M UW (In-Place)	Underwriting File	$1.00
211	Real Estate Taxes 2019	Underwriting File	$1.00
212	Real Estate Taxes 2020	Underwriting File	$1.00
213	Real Estate Taxes TTM Nov 2021	Underwriting File	$1.00
214	Real Estate Taxes Yr 1	Underwriting File	$1.00
215	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
216	Insurance 2019	Underwriting File	$1.00
217	Insurance 2020	Underwriting File	$1.00
218	Insurance TTM Nov 2021	Underwriting File	$1.00
219	Insurance Yr 1	Underwriting File	$1.00
220	Insurance UW (In-Place)	Underwriting File	$1.00
221	Ground Rent 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
222	Ground Rent 2020	Underwriting File	$1.00
223	Ground Rent TTM Nov 2021	Underwriting File	$1.00
224	Ground Rent Yr 1	Underwriting File	$1.00
225	Ground Rent UW (In-Place)	Underwriting File	$1.00
226	Non-Recoverable 2019	Underwriting File	$1.00
227	Non-Recoverable 2020	Underwriting File	$1.00
228	Non-Recoverable TTM Nov 2021	Underwriting File	$1.00
229	Non-Recoverable Yr 1	Underwriting File	$1.00
230	Non-Recoverable UW (In-Place)	Underwriting File	$1.00
231	Other Expenses 2019	Underwriting File	$1.00
232	Other Expenses 2020	Underwriting File	$1.00
233	Other Expenses TTM Nov 2021	Underwriting File	$1.00
234	Other Expenses Yr 1	Underwriting File	$1.00
235	Other Expenses UW (In-Place)	Underwriting File	$1.00
236	Total Operating Expenses 2019	Underwriting File	$1.00
237	Total Operating Expenses 2020	Underwriting File	$1.00
238	Total Operating Expenses TTM Nov 2021	Underwriting File	$1.00
239	Total Operating Expenses Yr 1	Underwriting File	$1.00
240	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
241	Net Operating Income 2019	Underwriting File	$1.00
242	Net Operating Income 2020	Underwriting File	$1.00
243	Net Operating Income TTM Nov 2021	Underwriting File	$1.00
244	Net Operating Income Yr 1	Underwriting File	$1.00
245	Net Operating Income UW (In-Place)	Underwriting File	$1.00
246	Replacement Reserves 2019	Underwriting File	$1.00
247	Replacement Reserves 2020	Underwriting File	$1.00
248	Replacement Reserves TTM Nov 2021	Underwriting File	$1.00
249	Replacement Reserves Yr 1	Underwriting File	$1.00
250	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
251	TI/LC's 2019	Underwriting File	$1.00
252	TI/LC's 2020	Underwriting File	$1.00
253	TI/LC's TTM Nov 2021	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2022-LP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
254	TI/LC's Yr 1	Underwriting File	$1.00
255	TI/LC's UW (In-Place)	Underwriting File	$1.00
256	Net Cash Flow 2019	Underwriting File	$1.00
257	Net Cash Flow 2020	Underwriting File	$1.00
258	Net Cash Flow TTM Nov 2021	Underwriting File	$1.00
259	Net Cash Flow Yr 1	Underwriting File	$1.00
260	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2022-LP2	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
23	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.
24	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
28	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
29	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
30	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
32	% of Mezzanine Loan Cut-off Date Balance	Quotient of (i) Mezzanine Loan Cut-off Date Balance and (ii) the aggregate Mezzanine Loan Cut-off Date Balance of the Collateral.
33	Mezzanine Loan Maturity Date Balance	Set equal to the Mezzanine Loan Cut-off Date Balance.
34	Total Loan Cut-off Date Balance	Sum of (i) Mortgage Loan Cut-off Date Balance and (ii) Mezzanine Loan Cut-off Date Balance.
35	Total Loan Cut-off Date Balance per SF	Quotient of (i) Total Loan Cut-off Date Balance and (ii) Total NRA.
36	Total Loan Maturity Balance	Set equal to the Total Loan Cut-off Date Balance.
39	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
42	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
43	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
56	Mortgage Loan Interest Rate at Term SOFR Cap	Sum of (i) Mortgage Loan Spread and (ii) Term SOFR Cap.
57	Mezzanine Loan Interest Rate at Term SOFR Cap	Sum of (i) Mezzanine Loan Spread and (ii) Term SOFR Cap.
65	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
66	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum (a) of the Assumed One-month Term SOFR and (b) the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BX 2022-LP2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
67	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap and (ii) 12.
68	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum (a) of the Term SOFR Cap and (b) the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
69	Mezzanine Loan Monthly Debt Service Payment	Quotient of (i) Mezzanine Loan Annual Debt Service Payment and (ii) 12.
70	Mezzanine Loan Annual Debt Service Payment	Product of (i) Mezzanine Loan Cut-off Date Balance, (ii) the sum of (a) the Assumed One-month Term SOFR and (b) the Mezzanine Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
71	Mezzanine Loan Monthly Debt Service Payment at Term SOFR Cap	Quotient of (i) Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap and (ii) 12.
72	Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap	Product of (i) Mezzanine Loan Cut-off Date Balance, (ii) the sum (a) of the Term SOFR Cap and (b) the Mezzanine Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
73	Total Loan Monthly Debt Service Payment	Sum of (i) Mortgage Loan Monthy Debt Service Payment and (ii) Mezzanine Loan Monthly Debt Service Payment.
74	Total Loan Annual Debt Service Payment	Sum of (i) Mortgage Loan Annual Debt Service Payment and (ii) Mezzanine Loan Annual Debt Service Payment.
75	Total Loan Monthly Debt Service Payment at Term SOFR Cap	Sum of (i) Mortgage Loan Monthy Debt Service Payment at Term SOFR Cap and (ii) Mezzanine Loan Monthly Debt Service Payment at Term SOFR Cap.
76	Total Loan Annual Debt Service Payment at Term SOFR Cap	Sum of (i) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap and (ii) Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap.
79	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
80	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
81	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
85	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
96	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

BX 2022-LP2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
97	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
98	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
99	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
100	Total Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
101	Total Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Total Loan Maturity Balance and (ii) aggregate Individual As-Is Appraised Value.
102	Total Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Total Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
103	Total Loan Balloon LTV (Portfolio Value)	Quotient of (i) Total Loan Maturity Balance and (ii) Portfolio Appraised Value.
104	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
105	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
106	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
107	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
108	Mortgage Loan UW NOI DSCR at SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
109	Mortgage Loan UW NCF DSCR at SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
110	Total Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Cut-off Date Balance.
111	Total Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Cut-off Date Balance.
112	Total Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Annual Debt Service Payment.
113	Total Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Annual Debt Service Payment.
114	Total Loan UW NOI DSCR at SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Total Loan Annual Debt Service Payment Term SOFR Cap.
115	Total Loan UW NCF DSCR at SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Total Loan Annual Debt Service Payment Term SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18